SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	$ 13,411,740
Assets and Liabilities Fair Value Disclosure	13,411,740
Fair Value, Inputs, Level 1 [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Assets and Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0
Assets and Liabilities Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	13,411,740
Assets and Liabilities Fair Value Disclosure	$ 13,411,740